Cover	Mar. 03, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41113
Entity Registrant Name	GAMES & ESPORTS EXPERIENCE ACQUISITION CORP.
Entity Central Index Key	0001856774
Entity Tax Identification Number	98-1592885
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7381 La Tijera Blvd.
Entity Address, Address Line Two	P.O. Box 452118
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	213
Local Phone Number	266-7674
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GEEXU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	GEEX
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GEEXW
Security Exchange Name	NASDAQ